Income Tax (Recovery) Expense - Summary of Income taxes in the consolidated statements of net (loss) income (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure Of Reconciliation Of Tax Expense Income At Applicable Tax Rate To Provision For Income Taxes [Abstract]
Income before income taxes	$ (213.2)	$ 144.9
Income tax expense based on the applicable tax rate of 25%	(53.3)	36.2
Non-deductible post-employment benefits payments	2.6	3.4
Non-deductible pension contributions	0.9	3.4
Non-deductible accretion of financial obligations	0.6	1.8
Adjustment in respect of prior years	0.8	(1.7)
Changes in fair value of warrant liability	1.0	(3.1)
Changes in fair value of earnout liability	0.6	0.0
Changes in fair value of share-based payment liability	1.3	0.3
Other	(0.7)	(0.6)
Income tax (recovery) expense	$ (46.2)	$ 39.7